Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Total	$ 267,121	$ 273,974
Less: accumulated amortization	(118,537)	(116,523)
Intangible assets, net	$ 148,584	157,451	$ 148,584
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	50 years
Total	$ 246,434	252,757
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Total	$ 20,687	$ 21,217